Stockholders' Equity and Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2016
Stockholders' Equity and Accumulated Other Comprehensive Loss
Stockholders' Equity and Accumulated Other Comprehensive Loss

Note 11

Stockholders’ Equity and Accumulated Other Comprehensive Loss

In October 2015, the Board of Directors extended through October 31, 2017 the share repurchase program initially approved in November 2009, and increased the authorized amount of repurchases from the $51 million that remained available to $100 million. As of December 31, 2016,  $100 million remained available for repurchases under this program. Seaboard did not repurchase any shares of common stock during 2016 and 2015. In May 2014, the Board of Directors increased the dollar amount of Seaboard common stock authorized to be repurchased under the share repurchase program by $20 million, and Seaboard commenced a tender offer to repurchase shares. On June 19, 2014, Seaboard completed the tender offer, pursuant to which it repurchased 16,738 shares of common stock at a price per share of $2,950, for an aggregate cost of $49 million. In total for 2014, Seaboard used cash to repurchase 18,405 shares of common stock at a total price of $53 million.

Under this share repurchase program, Seaboard is authorized to repurchase its common stock from time to time in open market or privately negotiated purchases, which may be above or below the traded market price. During the period that the share repurchase program remains in effect, from time to time, Seaboard may enter into a 10b5-1 plan authorizing a third party to make such purchases on behalf of Seaboard. All stock repurchased will be made in compliance with applicable legal requirements and funded by cash on hand. The timing of the repurchases and the number of shares repurchased at any given time will depend upon market conditions, compliance with Securities and Exchange Commission regulations, and other factors. The Board of Directors’ stock repurchase authorization does not obligate Seaboard to acquire a specific amount of common stock, and the stock repurchase program may be suspended at any time at Seaboard’s discretion. Shares repurchased will be retired and resume the status of authorized and unissued shares.

In December 2012, Seaboard declared and paid a dividend of $12.00 per share on the common stock. The increased amount of the dividend (which has historically been $0.75 per share on a quarterly basis or $3.00 per share on an annual basis) represented a prepayment of the annual 2013, 2014,  2015 and 2016 dividends ($3.00 per share per year). Seaboard did not declare or pay a dividend in 2016, 2015 or 2014. On February 2, 2017, Seaboard declared a quarterly dividend of $1.50 per share of common stock payable on February 23, 2017.

The components of accumulated other comprehensive loss, net of related taxes, for 2014,  2015 and 2016 are as follows:

	Cumulative
	Foreign	Unrealized
	Currency	Gain	Unrecognized
	Translation	on	Pension
(Millions of dollars)	Adjustment	Investments	Cost		Total
Balance December 31, 2014	$(194)	$1	$(60)		$(253)
Other comprehensive income (loss) before reclassifications	(34)	—	5		(29)
Amounts reclassified from accumulated other comprehensive loss to net earnings	—	—	4	(1)	4
Other comprehensive income (loss), net of tax	(34)	—	9		(25)
Balance December 31, 2015	$(228)	$1	$(51)		$(278)
Other comprehensive income (loss) before reclassifications	(26)	1	(4)		(29)
Amounts reclassified from accumulated other comprehensive income loss to net earnings	—	—	3	(1)	3
Other comprehensive income (loss), net of tax	(26)	1	(1)		(26)
Balance December 31, 2016	$(254)	$2	$(52)		$(304)

(1)  This primarily represents the amortization of actuarial losses that were included in net periodic pension cost and recorded in operating income. See Note 9 for further discussion.

The foreign currency translation adjustment primarily represents the effect of the Argentine peso currency exchange fluctuation on the net assets of the Sugar segment. At December 31, 2016, the Sugar segment had $84 million in net assets denominated in Argentine pesos and $3 million in net liabilities denominated in U.S. dollars in Argentina. At December 31, 2015, the Sugar segment had $96 million in net assets denominated in Argentine pesos and $1 million in net assets denominated in U.S. dollars in Argentina. Seaboard accounts for its Sugar segment on a one-month lag basis.

Income taxes for cumulative foreign currency translation adjustments were recorded using a 35% effective tax rate, except for $87 million and $82 million in 2016 and 2015, respectively, related to certain subsidiaries for which no tax benefit was recorded. Income taxes for all other components of accumulated other comprehensive loss were recorded using a 39% effective rate, except for unrecognized pension cost of $20 million and $18 million in 2016 and 2015, respectively, related to employees at certain subsidiaries for which no tax benefit was recorded.